Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases	The aggregate undiscounted minimum future lease payments are presented below:

December 31, 2018
($ in millions)
2019	$3
2020	1
Total	$4

Schedule of undiscounted commitments
The aggregate undiscounted commitments under our gathering, processing and transportation agreements, excluding any reimbursement from working interest and royalty interest owners, credits for third-party volumes or future costs under cost-of-service agreements, are presented below:

December 31, 2018
($ in millions)
2019	$832
2020	774
2021	683
2022	581
2023	470
2024 – 2034	2,431
Total	$5,771
The aggregate undiscounted minimum future payments under this service contract is detailed below.

December 31, 2018
($ in millions)
2019	$5
2020	5
2021	5
Total	$15